DEPOSITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,530,000	$ 1,115,000	$ 1,056,000
Time deposits under $100,000	1,594,000	1,628,000	1,586,000
Time deposits of $100,000 or more	3,651,000	2,198,000	1,367,000
Total	6,775,000	4,941,000	$ 4,009,000
Aggregate amount of time deposits of $250,000 or more	92,200,000	174,600,000
Time Deposits denominations amount	250,000	250,000
Summary of the maturity of time deposits [Abstract]
2018	446,835,000
2019	65,810,000
2020	15,595,000
2021	17,275,000
2022	8,761,000
2023 and thereafter	542,000
Total	554,818,000
Summary of reciprocal deposits [Abstract]
Demand	10,146,000	3,055,000
Money market	2,846,000	4,350,000
Time	37,987,000	31,252,000
Total	$ 50,979,000	$ 38,657,000